Nature of the business, Assets acquired (Details) $ in Millions						12 Months Ended
		Dec. 14, 2018 USD ($) MW	Dec. 11, 2018 USD ($) kV	Feb. 28, 2018 USD ($) MW	Feb. 28, 2017 mi	Dec. 31, 2018	Dec. 31, 2016 MW	Dec. 28, 2018 USD ($)	Oct. 10, 2018 USD ($)
Nature of the business [Abstract]
Percentage interest acquired					12.50%
Length of transmission lines | mi					114
Chile TL3 [Member]
Nature of the business [Abstract]
Gross capacity | kV			66
Acquisition purchase price			$ 6
Ownership interest						100.00%
ATN [Member]
Nature of the business [Abstract]
Acquisition purchase price								$ 16
Ownership interest						100.00%
Mini- Hydro [Member]
Nature of the business [Abstract]
Percentage interest acquired				100.00%
Gross capacity | MW				4
Acquisition purchase price				$ 9
Melowind [Member]
Nature of the business [Abstract]
Percentage interest acquired		100.00%
Gross capacity | MW		50
Acquisition purchase price		$ 45
Ownership interest	[1]					100.00%
Solacor 1/2 [Member]
Nature of the business [Abstract]
Percentage interest acquired							13.00%
Ownership interest	[2]					87.00%
Seville PV [Member]
Nature of the business [Abstract]
Percentage interest acquired							80.00%
Gross capacity | MW							1
Ownership interest	[3]					80.00%
JGC [Member] | Solacor 1/2 [Member]
Nature of the business [Abstract]
Ownership interest							13.00%
PTS [Member]
Nature of the business [Abstract]
Percentage interest acquired									5.00%
Acquisition purchase price									$ 7

[1]	Algerian Energy Company, SPA owns 49% of Honaine and Sacyr Agua, S.L. owns the remaining 25.5%.
[2]	JGC, a Japanese engineering company, holds 13% of the shares in each of Solacor 1 and Solacor 2.
[3]	Instituto para la Diversificacion y Ahorro de la Energia ("Idae"), a Spanish state owned company, holds 20% of the shares in Seville PV.